Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 07, 2011
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock,shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	5,604,181	5,311,817	4,754,309
Common stock, shares outstanding	5,604,181	5,311,817	4,754,309